Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Details of the Company’s transactions with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on April 8, 2026, and are supplemented by the below new activities within the period.
Related party transactions incurred during the six-month period ended June 30, 2026
Transactions with Seanergy

Rights of First Offer

On May 29, 2026, following United exercising its right of first offer, the Company entered into a charter acquisition agreement with Seanergy for the acquisition, acceptance and assumption of all the bareboat charter rights and obligations under the existing bareboat charter arrangement for the Squireship for an aggregate purchase price of $29,500 (Note 5 and Note 7). A special committee of disinterested members of the Company’s Board of Directors negotiated the terms and approved the agreement.

On February 6, 2026, following United exercising its right of first offer, the Company entered into an agreement with Seanergy for the acquisition of the Dukeship through an 18-month bareboat charter (Note 6). A special committee of disinterested members of the Company’s Board of Directors negotiated the terms and approved the agreement.

Management Agreements:
Master Management Agreement

During the six-month periods ended June 30, 2026 and 2025, an amount of $3,144 and $188 related to repayments to Seanergy and payments for working capital purposes from Seanergy funds, respectively, and is presented under “Cash flows from financing activities” in the unaudited interim condensed consolidated statements of cash flows.

Technical Management Agreements

In relation to the technical management, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) is responsible for arranging the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling. Since December 31, 2025, Synthesea, Chrisea, Nisea, Cretansea (up to her sale on May 19, 2026), Dukeship as of February 12, 2026 and Squireship with effect as of the commencement of the novated bareboat charter period, on June 8, 2026, are under technical management agreements with Seanergy Shipmanagement for a fixed management fee of $14 per month per vessel. Since January 1, 2026, the Company pays V. Ships fixed management fees of $11.5 for the Exelixsea.

The below table presents the analysis of “Management fees – related party” charged from Seanergy and Seanergy Shipmanagement in connection with the above agreements as presented in the accompanying unaudited interim condensed consolidated statement of operations:

	June 30, 2026	June 30, 2025
Fees charged in relation to:
Management services-Seanergy	330	465
Management services-Seanergy Shipmanagement	391	479
Management fees-related party	721	944

The below table presents the fees charged from Seanergy Management in connection with the above agreements:

	June 30, 2026	June 30, 2025
Fees charged in relation to:
Commercial services (1)	135	158
Sale of vessel services (2)	152	160
Total	287	318

(1)	included in “Vessel revenue, net” (Note 13) in the accompanying unaudited interim condensed consolidated statement of operations
(2)	presented in “Gain on sale of vessels, net” (Note 5) in the accompanying unaudited interim condensed consolidated statement of operations

The below table presents the analysis of “Due to Related Parties” as presented in the accompanying condensed consolidated balance sheets:

	June 30, 2026	December 31, 2025
Balance due to Seanergy	3,484	6,299
Balance due to Seanergy Shipmanagement	2,016	1,582
Balance due to Seanergy Management	2,111	1,605
Due to Related Parties	7,611	9,486

The below table presents the analysis of “Due from Related Parties” as presented in the accompanying condensed consolidated balance sheets:

	June 30, 2026	December 31, 2025
Balance due from Seanergy Management	978	386
Due from Related Parties	978	386

On March 9, 2026, the Compensation Committee of the Company granted 114,000 shares to certain employees of the Company’s service providers (Note 16).